                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7404

               Van Kampen California Value Municipal Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/06

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen California Value Municipal Income Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2006.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/06

CALIFORNIA VALUE MUNICIPAL INCOME TRUST
SYMBOL: VCV
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (4/30/93)            7.13%          6.74%

10-year                              7.77           9.32

5-year                               7.72           8.68

1-year                               2.92          11.12

6-month                              2.19           8.94
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers California Municipal Bond Index is a broad-based statistical composite of California municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

MARKET CONDITIONS

The economy continued to grow during the six-month period ended April 30, 2006, demonstrating some resiliency in the face of rising oil and other commodity prices, the Gulf Coast hurricanes, and emerging weakness in the housing market. This expansion was more modest in the final months of 2005, but gained considerable momentum in the first quarter.

Against the backdrop of growth and good employment data, the Federal Open Market Committee (the "Fed") continued raising the federal funds target rate during the period, implementing four additional increases of 25 basis points each. These moves brought the target rate to 4.75 percent. The final hike of the period represented the fifteenth consecutive increase--the longest stretch of increases in 25 years. As the period came to a close, market observers speculated about the Fed's near-term intentions, given the central bank's view that although longer-term inflation currently appeared contained, commodity prices could amplify inflationary pressures.

Returns across the municipal bond market varied significantly. As investors sought income opportunities, lower rated bonds outpaced investment-grade bonds by a wide margin. Long-term bonds earned the best returns, broadly speaking, while bonds in the three-to-seven year range posted the most muted gains.

Municipal bond issuance was robust during the final months of 2005. (In fact, 2005 marked a record high for municipal bond volume.) The tide changed in 2006, however. As rising rates discouraged issuers from refinancing debt, national municipal issuance dropped by approximately 25 percent in the first four months of the year versus the same period in 2005. While supply ebbed, the market's appetite for municipal bonds remained strong, with particularly heavy demand from high yield municipal bond funds.

The State of California continued to lead the nation in municipal issuance. Moreover, although new volume dipped during 2006, declines were not so steep as the national average. California's municipal market has benefited from the continued strengthening of its credit fundamentals; and the near-term credit outlook for the state is stable. California's large and diverse economy continued to grow and employment gains were in line with the national average. On the fiscal front, a rebound in capital gains and stock option taxes contributed to higher revenues. While his popularity has ebbed, Governor Schwarzenegger has nonetheless made progress advancing a number of his municipal funding proposals. The state still faces challenges, however, with budget deficits, pension funding litigation and immigration issues among the most significant.

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On both an NAV basis and a market price basis, the trust outperformed its benchmark index, the Lehman Brothers California Municipal Bond Index.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

---------------------------------------------------------------------
      BASED ON     BASED ON             LEHMAN BROTHERS
        NAV      MARKET PRICE   CALIFORNIA MUNICIPAL BOND INDEX

       2.19%        8.94%                    1.58%
---------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive, which reduced the benefits of the trust's leverage activities.

We managed the trust according to our long-standing "relative value" discipline. Our strategy involved buying bonds when our research indicates they are attractively valued, and then selling them when they reached our return targets. We then invested the proceeds into bonds which we believe offered greater future total return prospects. We used rigorous research to seek fundamentally strong issues with high liquidity. (Liquid securities are those for which there is a robust market of purchasers and sellers.)

We positioned the portfolio to reflect our view that yields would continue to rise, with the yields of short-term bonds rising more rapidly than those of long-term bonds. Reflecting this analysis, we kept the trust's duration shorter than that of its benchmark; and this strategy served the trust well. (Duration is a measure of interest rate sensitivity.)

The trust also benefited from our view that the long-term segment of the yield curve was most compelling. We sold shorter-maturity bonds, including pre-refunded issues, capturing appreciation gains. We invested these proceeds into longer-term bonds (generally those with maturities of 25 to 30 years), favoring issues with premium coupons and defensive characteristics. In contrast, we avoided non-callable bonds and zero-coupon bonds, as these tend to underperform during periods of rising interest rates. Our discipline typically led us away from bonds subject to the federal alternative minimum tax, as well.

The trust maintained a high overall credit quality, with approximately 58 percent of the bonds in the portfolio rated AAA at the close of the period. Within the framework of our quality-focused discipline, we actively sought opportunities to invest in higher yielding securities. This led us to BBB rated securities, which accounted for approximately 22 percent of bonds as of April 30, 2006. Tobacco and health care issues were well represented within this portion of the portfolio.

The trust further benefited from its investments in non-rated issues, totaling
8.5 percent of the portfolio as of April 30, 2006. These holdings were subject to our rigorous scrutiny, and we invested in them only after our internal research determined that the bonds offered credit characteristics comparable to investment-grade bonds. Real estate development issues ("Mello-Roos" bonds) dominated the ranks of non-rated positions.

The trust's preference for well-known issues enhanced performance, as these bonds enjoyed demand on the national level. Within its well-diversified portfolio, the trust reflected a bias toward the essential services sector of the market; and this emphasis proved advantageous. As of the close of the period, the trust's largest sector weightings were in the water and sewer, transportation, and education sectors. In contrast, we avoided housing bonds because, broadly speaking, the yields in the housing sector fell short of our criteria.

During the reporting period, Van Kampen California Municipal Trust was reorganized into Van Kampen California Value Municipal Income Trust.

VCV's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the trust in the future.

TOP 5 SECTORS AS OF 4/30/06
Tax Allocation                                                   12.4%
Public Education                                                 11.8
Master Tobacco Settlement                                         9.8
Public Building                                                   9.4
Special Tax Districts                                             7.4

RATINGS ALLOCATION AS OF 4/30/06
AAA/Aaa                                                          57.9%
AA/Aa                                                             3.8
A/A                                                               8.0
BBB/Baa                                                          21.8
Non-Rated                                                         8.5
                                                                -----
                                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings are as a percentage of total investments. Sectors are as a percentage of total long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  155.8%
          CALIFORNIA  150.4%
$1,020    A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC
          Insd)...........................................   *       08/01/17   $     609,521
 2,000    A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC
          Insd)...........................................   *       08/01/21         961,240
 1,610    A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC
          Insd)...........................................   *       08/01/22         734,015
 3,390    Abag Fin Auth For Nonprofit Corp CA Ctf Partn
          Childrens Hosp Med Ctr (AMBAC Insd).............  5.875%   12/01/19       3,646,114
   500    Abag Fin Auth For Nonprofit Corp CA Ctf Partn
          Childrens Hosp Med Ctr (AMBAC Insd).............  6.000    12/01/29         539,905
 2,000    Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf
          Lincoln Glen Manor Sr Citizens (CA MTG Insd)....  6.100    02/15/25       2,078,280
 4,000    Abag Fin Auth For Nonprofit Corp CA Multi-Family
          Rev Hsg Utd Dominion Ser A Rfdg (AMT) (Asset Gty
          Insd)...........................................  6.400    08/15/30       4,157,920
 1,000    Abag Fin Auth For Nonprofit Corp CA Multi-Family
          Rev Hsg Utd Dominion Ser B Rfdg (Asset Gty
          Insd)...........................................  6.250    08/15/30       1,036,780
 1,205    Alameda Cnty, CA Wtr Dist Rev Rfdg (MBIA
          Insd)...........................................  4.750    06/01/20       1,216,158
 3,540    Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec
          Pub Impt Proj Ser C (FSA Insd)..................   *       09/01/32         967,871
 2,790    Banning, CA Cmnty Redev Agy Tax Alloc Merged
          Downtown (Radian Insd)..........................  5.000    08/01/23       2,860,113
 2,510    Bay Area Govt Assn CA Lease West Sacramento Ser
          A (XLCA Insd) (a)...............................  5.000    09/01/24       2,598,979
 5,000    Bay Area Toll Auth CA Toll Brdg Rev San
          Francisco Bay Area Ser D........................  5.000    04/01/17       5,217,950
 1,000    Benicia, CA Uni Sch Dist Ser B (MBIA Insd)......   *       08/01/18         529,990
 1,725    Bonita, CA Uni Sch Dist Election 2004 Ser A
          (MBIA Insd) (a).................................  5.250    08/01/22       1,841,489
 1,055    Borrego, CA Wtr Dist Ctf Partn Wtr Sys
          Acquisition (a).................................  7.000    04/01/27       1,099,964
 1,390    Brea & Olinda, CA Uni Sch Dist Ctf Partn Ser A
          Rfdg (FSA Insd) (a).............................  5.500    08/01/19       1,501,589
 1,510    Brea & Olinda, CA Uni Sch Dist Ctf Partn Ser A
          Rfdg (FSA Insd) (a).............................  5.500    08/01/20       1,631,223
 3,535    Brea, CA Redev Agy Tax Alloc Ser A Rfdg (AMBAC
          Insd) (a).......................................  5.500    08/01/20       3,807,619
   250    Burbank, CA Cmnty Fac Dist Spl Tax No 2005-1....  5.200    12/01/23         252,115
 1,500    Burbank, CA Pub Fin Auth Rev Golden State Redev
          Proj Ser A (AMBAC Insd).........................  5.250    12/01/23       1,589,910
 2,060    Burbank, CA Wastewtr Treatment Rev Ser A (AMBAC
          Insd)...........................................  5.000    06/01/29       2,115,764
 2,060    Calexico, CA Uni Sch Dist Ser A (MBIA Insd)
          (a).............................................  5.000    08/01/27       2,130,967

See Notes to Financial Statements                                              7

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$2,000    California Cnty, CA Tob Sec Agy Tob Asset Bkd
          Merced Cnty Ser A Rfdg..........................  5.125%   06/01/38   $   1,950,700
 5,000    California Cnty, CA Tob Sec Agy Tob Asset Bkd
          Merced Cnty Ser A Rfdg..........................  5.250    06/01/45       4,930,250
 5,000    California Cnty, CA Tob Sec Agy Tob Asset Bkd
          Sonoma Cnty Corp Rfdg...........................  5.125    06/01/38       4,876,750
 3,000    California Cnty, CA Tob Sec Agy Tob Asset Bkd
          Los Angeles Cnty Sec (b)........................ 0/5.450   06/01/28       2,329,050
 2,000    California Ed Fac Auth Rev CA College Arts......  5.000    06/01/35       1,971,240
 2,500    California Ed Fac Auth Rev Golden Gate Univ.....  5.000    10/01/36       2,463,375
 1,000    California Ed Fac Auth Rev Pitzer College Ser
          A...............................................  5.000    04/01/30       1,007,480
 3,210    California Ed Fac Auth Rev Pitzer College Ser
          A...............................................  5.000    04/01/35       3,227,109
 2,000    California Ed Fac Auth Rev Pooled College & Univ
          Proj Ser B......................................  5.250    04/01/24       2,040,300
 1,000    California Ed Fac Auth Rev Pooled College & Univ
          Proj Ser B......................................  6.625    06/01/20       1,079,890
 2,000    California Ed Fac Auth Rev Pooled College & Univ
          Proj Ser B......................................  6.750    06/01/30       2,150,820
   375    California Ed Fac Auth Rev Student Ln CA Ln Pgm
          Ser A (AMT) (MBIA Insd).........................  6.000    03/01/16         386,944
 1,500    California Ed Fac Auth Rev Univ of Redlands Ser
          A...............................................  5.000    10/01/31       1,509,465
 2,000    California Hlth Fac Fin Auth Rev Cedars Sinai
          Med Ctr Rfdg....................................  5.000    11/15/27       2,023,420
 4,000    California Hlth Fac Fin Auth Rev Cedars Sinai
          Med Ctr Rfdg....................................  5.000    11/15/34       4,027,360
    90    California Hlth Fac Fin Auth Rev Hlth Fac Small
          Fac Ln Ser A (CA MTG Insd)......................  6.700    03/01/11          90,191
   180    California Hlth Fac Fin Auth Rev Hlth Fac Small
          Fac Ln Ser A (CA MTG Insd)......................  6.750    03/01/20         180,394
 2,205    California Hlth Fac Fin Auth Rev Insd Hlth Fac
          Vlycare Ser A (CA MTG Insd).....................  6.125    05/01/12       2,208,462
 3,000    California Hsg Fin Agy Rev Multi-Family Hsg III
          Ser A (AMT) (MBIA Insd).........................  5.850    08/01/17       3,069,090
 2,000    California Infrastructure & Econ Dev Bk Rev Bay
          Area Toll Brdg First Lien Ser A (Prerefunded @
          01/01/28) (FGIC Insd)...........................  5.000    07/01/29       2,150,400
 1,000    California Pollutn Ctl Fin Auth Pollutn Ctl Rev
          Gas & Elec Ser A Rfdg (MBIA Insd)...............  5.900    06/01/14       1,125,780
 1,000    California Pollutn Ctl Fin Auth Solid Waste Disp
          Rev Waste Mgmt Inc Proj Ser B (AMT).............  5.000    07/01/27         996,690
 2,500    California Pollutn Ctl Fin Auth Solid Waste Disp
          Rev Waste Mgmt Inc Proj Ser C (AMT).............  5.125    11/01/23       2,556,300
    65    California Rural Home Mtg Fin Auth Single Family
          Mtg Rev Mtg Bkd Sec Pgm Ser B (AMT) (GNMA
          Collateralized).................................  6.150    06/01/20          65,179

 8                                             See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$   15    California Rural Home Mtg Fin Auth Single Family
          Mtg Rev Mtg Bkd Sec Pgm Ser C (AMT) (GNMA
          Collateralized).................................  7.500%   08/01/27   $      15,147
    15    California Rural Home Mtg Fin Auth Single Family
          Mtg Rev Mtg Bkd Sec Ser A2 (AMT) (GNMA
          Collateralized).................................  7.950    12/01/24          15,113
    95    California Rural Home Mtg Fin Auth Single Family
          Mtg Rev Pgm Ser B (AMT) (GNMA Collateralized)...  6.250    12/01/31          95,269
    35    California Rural Home Mtg Fin Auth Single Family
          Mtg Rev Ser C (AMT) (GNMA Collateralized).......  7.800    02/01/28          35,390
 1,060    California Spl Dist Assn Fin Corp Ctf Part Spl
          Dist Fin Pgm Ser KK (FSA Insd) (a)..............  5.800    11/01/29       1,135,059
 2,110    California Spl Dist Fin Pgm Ser 00 (MBIA Insd)
          (a).............................................  5.250    12/01/26       2,212,335
 2,000    California St (CIFG Insd).......................  5.000    10/01/22       2,061,380
 3,000    California St (FGIC Insd) (a)...................  5.000    10/01/23       3,097,260
 1,000    California St (MBIA Insd).......................  5.000    02/01/26       1,033,420
   835    California St Dept Wtr Res Rev Ser W............  5.500    12/01/17         900,422
 1,000    California St Pub Wks Brd Dept Corrections Ser
          C...............................................  5.500    06/01/23       1,074,640
 2,340    California St Rfdg (FGIC Insd)..................  5.000    02/01/23       2,402,642
 7,500    California St Rfdg..............................  5.000    03/01/24       7,734,750
 4,145    California St Rfdg..............................  5.000    03/01/26       4,276,479
   960    California St Vet Ser BJ (AMT)..................  5.700    12/01/32         981,946
 2,230    California Statewide Cmnty Dev Auth CHF-Irvine
          LLC UCI East Rfdg...............................  5.000    05/15/38       2,254,173
 3,000    California Statewide Cmnty Dev Auth Rev
          Daughters of Charity Hlth Ser A.................  5.250    07/01/30       3,051,120
 4,355    California Statewide Cmnty Dev Auth Rev
          Daughters of Charity Hlth Ser A.................  5.250    07/01/35       4,423,765
 3,000    California Statewide Cmnty Dev Auth Rev Hlth Fac
          Adventist Hlth Ser A............................  5.000    03/01/35       3,010,230
 1,325    California Statewide Cmnty Dev Auth Wtr &
          Wastewtr Rev Pooled Fin Pgm Ser B (FSA Insd)....  5.250    10/01/23       1,409,614
 1,280    California Statewide Cmnty Dev Auth Wtr Rev
          Pooled Fin Pgm Ser C (FSA Insd).................  5.250    10/01/28       1,349,478
 1,595    Cardiff, CA Sch Dist Cap Apprec (FGIC Insd)
          (a).............................................   *       08/01/24         657,268
 1,675    Cardiff, CA Sch Dist Cap Apprec (FGIC Insd)
          (a).............................................   *       08/01/25         655,042
 2,000    Carson, CA Redev Agy Tax Alloc Ser A Rfdg (MBIA
          Insd)...........................................  5.000    10/01/23       2,077,220
 1,095    Cathedral City, CA Impt Bd Act 1915 Ltd Oblig
          Cove Impt Dist 04 02 (a)........................  5.000    09/02/22       1,098,427
   850    Cathedral City, CA Ltd Oblig Cove Impt Dist 04
          02..............................................  5.000    09/02/23         850,246
 1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec
          Ser A (MBIA Insd) (a)...........................   *       08/01/27         382,745
 1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec
          Ser A (MBIA Insd) (a)...........................   *       08/01/28         364,441

See Notes to Financial Statements                                              9

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec
          Ser A (MBIA Insd) (a)...........................   *       08/01/30   $     329,786
 1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec
          Ser A (MBIA Insd) (a)...........................   *       08/01/31         313,988
 1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec
          Ser A (MBIA Insd) (a)...........................   *       08/01/32         298,180
 1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec
          Ser A (MBIA Insd) (a)...........................   *       08/01/33         283,109
 2,000    Central Vly Fin Auth CA Cogeneration Proj Rev
          Carson Ice-Gen Proj Rev (MBIA Insd).............  5.000%   07/01/17       2,066,060
   220    Cerritos, CA Cmnty College Dist Election 2004
          Ser A (MBIA Insd) (a)...........................  5.000    08/01/27         227,579
 2,500    Chaffey, CA Uni High Sch Dist Ser C (FSA
          Insd)...........................................  5.000    05/01/27       2,575,175
 1,805    Channel Is Beach, CA Cmnty Svc Dist Swr Rev Ctf
          Partn Ser A (Radian Insd) (a)...................  5.250    11/01/35       1,876,207
 1,700    Chino Vly Uni Sch Dist CA Ctf Partn Ser A Rfdg
          (FSA Insd)......................................  5.375    09/01/20       1,827,772
 2,000    Chula Vista, CA Cmnty Fac Dist Spl Tax No 01-1
          Impt Area San Miguel Ser B......................  5.350    09/01/26       2,038,240
 2,000    Chula Vista, CA Indl Dev Rev San Diego Gas Ser
          A...............................................  5.300    07/01/21       2,098,280
 1,000    Chula Vista, CA Pub Fin Auth Rev Ser A Rfdg
          (MBIA Insd).....................................  5.000    09/01/29       1,028,120
 2,335    Chula Vista, CA Redev Agy Tax Alloc Sr Bayfront
          Ser D Rfdg......................................  8.625    09/01/24       2,418,663
 1,605    Coachella, CA Fin Auth Tax Alloc Rev Redev Proj
          4 Ser B Rfdg (XLCA Insd)........................  5.250    09/01/34       1,689,760
 1,000    Coachella, CA Redev Agy Tax Alloc Proj Area No 3
          Rfdg............................................  5.875    12/01/28       1,030,700
 2,900    Colton, CA Jt Uni Sch Dist Ser A (FGIC Insd)....  5.500    08/01/22       3,153,460
 2,000    Colton, CA Redev Agy Tax Alloc Mt Vernon
          Corridor Redev Proj.............................  6.300    09/01/36       2,111,260
 1,600    Commerce, CA Jt Pwr Fin Auth Lease Rev Cmnty Ctr
          Proj (XLCA Insd)................................  5.000    10/01/29       1,640,288
 2,000    Commerce, CA Jt Pwr Fin Auth Lease Rev Cmnty Ctr
          Proj (XLCA Insd)................................  5.000    10/01/34       2,045,460
 1,230    Compton, CA Uni Sch Dist Election of 2002 Ser B
          (MBIA Insd).....................................  5.500    06/01/25       1,336,051
 1,110    Compton, CA Uni Sch Dist Election of 2002 Ser B
          (MBIA Insd).....................................  5.000    06/01/29       1,145,342
 1,965    Contra Costa Cnty, CA Ctf Partn Merrithew Mem
          Hosp Proj Rfdg (MBIA Insd)......................  5.500    11/01/22       2,049,456
 1,250    Corona Norco, CA Uni Sch Dist Cap Apprec Ser B
          (FSA Insd) (c)..................................   *       09/01/16         784,712
 1,595    Corona Norco, CA Uni Sch Dist Cap Apprec Ser B
          (FSA Insd)......................................   *       09/01/17         949,392

 10                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$1,735    Corona Norco, CA Uni Sch Dist Cap Apprec Ser B
          (FSA Insd) (a)..................................   *       09/01/18   $     977,083
 1,360    Csuci Fin Auth Rev CA East Campus Cmnty Ser A
          (LOC-Citibank) (MBIA Insd)......................  5.125%   09/01/21       1,429,047
   615    Davis, CA Pub Fac Fin Auth Loc Agy Rev Mace
          Ranch Area Ser A................................  6.500    09/01/15         642,835
 1,245    Duarte, CA Multi-Family Rev Hsg Heritage Pk Apt
          Ser A (AMT) (FNMA Collateralized)...............  5.850    05/01/30       1,284,155
   925    Duarte, CA Redev Agy Tax Alloc Davis Addition
          Proj Area Rfdg..................................  6.700    09/01/14         964,544
 2,000    East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA
          Insd)...........................................  5.000    06/01/21       2,079,280
 4,445    East Bay, CA Muni Util Dist Wtr Sys Rev Sub.....  5.250    06/01/19       4,610,443
 1,280    El Cerrito, CA Redev Agy Tax Alloc Redev Proj
          Area Ser B Rfdg (AMT) (MBIA Insd) (a)...........  5.250    07/01/15       1,345,037
 1,000    El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC
          Insd)...........................................  5.600    09/01/29       1,081,310
 1,000    El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC
          Insd)...........................................  5.600    09/01/34       1,081,310
 1,220    Emeryville, CA Pub Fin Auth Rev Assmt Dist
          Refin...........................................  5.900    09/02/21       1,244,961
 1,000    Emeryville, CA Pub Fin Auth Rev Shellmound Pk
          Redev & Hsg Proj Ser B (MBIA Insd)..............  5.000    09/01/19       1,032,680
 5,155    Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr
          Svc Ser A (MBIA Insd)...........................  5.000    09/01/33       5,297,433
 1,010    Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No
          1 Cap Apprec Ser A (AMBAC Insd) (a).............   *       10/01/19         534,280
 1,060    Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No
          1 Cap Apprec Ser A (AMBAC Insd) (a).............   *       10/01/21         503,871
 3,000    Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg
          (Connie Lee Insd)...............................  5.250    12/01/19       3,125,100
 1,000    Fontana, CA Redev Agy Tax Alloc Southeast Indl
          Pk Proj (MBIA Insd).............................  5.000    09/01/22       1,033,100
 1,950    Fontana, CA Redev Agy Tax Alloc Southwest Indl
          Pk Proj (MBIA Insd).............................  5.200    09/01/30       2,018,737
10,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
          Apprec Rfdg.....................................   *       01/15/25       3,411,200
15,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
          Apprec Rfdg.....................................   *       01/15/26       4,814,700
11,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
          Apprec Rfdg.....................................   *       01/15/30       2,769,250
 5,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
          Apprec Rfdg.....................................   *       01/15/31       1,183,100
 2,950    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
          Apprec Sr Lien Ser A (Escrowed to Maturity).....   *       01/01/27       1,090,880
 5,500    Foothill/Eastern Corridor Agy CA Toll Rd Rev
          Conv Cap Apprec Rfdg (b)........................ 0/5.875   01/15/27       4,769,875

See Notes to Financial Statements                                             11

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$1,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
          Rfdg............................................  5.750%   01/15/40   $   1,026,020
 1,000    Galt Schs Jt Pwrs Auth CA Rev High Sch & Elem
          Sch Ser A Rfdg (MBIA Insd)......................  5.750    11/01/16       1,049,030
 1,115    Garden Grove, CA Pub Fin Auth Rev Ctf Partn Wtr
          Svc Cap Impt Pgm (FSA Insd).....................  5.000    12/15/23       1,157,281
 2,500    Glendale, CA Uni Sch Dist Ser C (FSA Insd)......  5.500    09/01/19       2,653,450
 1,680    Glendale, CA Uni Sch Dist Ser D (MBIA Insd)
          (a).............................................  5.250    09/01/17       1,782,077
 8,255    Golden St Tob Sec Corp CA Ser A-1...............  6.625    06/01/40       9,122,353
 2,000    Golden St Tob Sec Corp CA Tob Settlement Rev
          Enhanced Ser A..................................  5.000    06/01/45       2,013,720
 5,275    Golden St Tob Sec Corp CA Tob Settlement Rev Ser
          2003 A-1........................................  6.250    06/01/33       5,721,634
 1,000    Golden St Tob Sec Corp CA Tob Settlement Rev Ser
          2003 A-1........................................  6.750    06/01/39       1,113,760
 1,000    Huntington Pk, CA Pub Fin Auth Lease Rev
          Wastewtr Sys Proj Ser A.........................  6.200    10/01/25       1,033,490
 3,000    Imperial Irr Dist CA Ctf Partn Elec Sys Proj
          (FSA Insd)......................................  5.250    11/01/23       3,176,280
 3,435    Irvine, CA Pub Fac & Infrastructure Auth Assmt
          Rev Ser B (AMBAC Insd) (a)......................  5.000    09/02/22       3,550,519
 2,000    Irvine, CA Uni Sch Dist Fin Auth Spl Tax Group
          II Ser A........................................  5.125    09/01/36       2,000,660
 1,660    Jarupa, CA Cmnty Svc Dist Spl Tax Cmnty Fac Dist
          No 21 Ser A (d).................................  5.000    09/01/26       1,646,288
 1,000    Kern, CA Cmnty College Sch Fac Impt Dist Mammoth
          Campus/Kern Cmnty (AMBAC Insd) (a)..............   *       08/01/22         455,180
   800    Kern, CA Cmnty College Sch Fac Impt Dist Mammoth
          Campus/Kern Cmnty Ser A (AMBAC Insd) (a)........  5.000    08/01/19         832,392
 1,000    La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)...  5.250    09/01/24       1,063,420
 1,420    La Quinta, CA Redev Agy Tax Alloc Redev Proj
          Area No 1 (AMBAC Insd)..........................  5.000    09/01/22       1,474,343
 1,500    La Quinta, CA Redev Agy Tax Redev Proj Area No 1
          (AMBAC Insd)....................................  5.125    09/01/32       1,554,165
 1,000    Laguna Hills, CA Ctf Partn Cmnty Ctr Proj (MBIA
          Insd)...........................................  5.000    12/01/18       1,043,010
 1,185    Lake Elsinore, CA Uni Sch Dist Cmnty Fac Dist
          Spl Tax No 2005-1 Impt Area Ser A...............  5.300    09/01/26       1,209,269
 1,245    Lake Elsinore, CA Uni Sch Dist Cmnty Fac Dist
          Spl Tax No 2005-1 Impt Area Ser A...............  5.400    09/01/35       1,266,003
 1,105    Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC
          Insd) (a).......................................   *       08/01/20         558,754
 1,145    Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC
          Insd) (a).......................................   *       08/01/21         548,673
 1,020    Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC
          Insd)...........................................   *       08/01/24         418,445

 12                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$1,255    Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC
          Insd) (a).......................................   *       08/01/25   $     487,580
 1,000    Lathrop, CA Impt Bd Act 1915 Mossdale Vlg Assmt
          Dist 03-1.......................................  5.000%   09/02/25       1,000,220
 5,000    Loma Linda, CA Hosp Rev Loma Linda Univ Med Ctr
          Ser A...........................................  5.000    12/01/22       5,054,850
 1,000    Loma Linda, CA Redev Agy Tax Loma Linda Redev
          Proj Rfdg (MBIA Insd)...........................  5.125    07/01/30       1,044,850
 1,685    Long Beach, CA Bd Fin Auth North Long Beach
          Redev Proj Ser A (AMBAC Insd)...................  5.375    08/01/21       1,793,615
 3,555    Long Beach, CA Hbr Rev Ser A (AMT) (FGIC
          Insd)...........................................  5.250    05/15/18       3,677,043
 2,000    Los Angeles Cnty, CA Met Trans Auth Sales Tax
          Rev Prop A First Tier Ser C Rfdg (AMBAC Insd)...  5.000    07/01/23       2,069,240
 1,250    Los Angeles Cnty, CA Sch Regionalized Business
          Svc Ctf LA Cnty Sch Pooled Fin Proj Ser A (FSA
          Insd)...........................................  5.000    09/01/28       1,283,525
 1,200    Los Angeles Cnty, CA Sch Regionalized Business
          Svc Ctf Partn Cap Apprec Pooled Fin Ser A (AMBAC
          Insd)...........................................   *       08/01/26         438,468
 2,755    Los Angeles Cnty, CA Sch Ser B (MBIA Insd)......  5.000    11/01/24       2,854,428
 2,000    Los Angeles, CA Cmnty Redev Agy Cmnty Redev Fin
          Auth Rev Bunker Hill Proj Ser A (FSA Insd)......  5.000    12/01/27       2,061,180
 1,900    Los Angeles, CA Ctf Partn.......................  5.700    02/01/18       1,976,608
 1,000    Los Angeles, CA Ctf Partn Dept Pub Social Svc
          Ser A (AMBAC Insd)..............................  5.500    08/01/31       1,054,440
 3,000    Los Angeles, CA Ctf Partn Sr Sonnenblick Del Rio
          W L A (AMBAC Insd)..............................  6.000    11/01/19       3,290,910
 2,000    Los Angeles, CA Dept Wtr & Pwr Sys Ser C (MBIA
          Insd)...........................................  5.000    07/01/26       2,073,880
 2,170    Los Angeles, CA Multi-Family Rev Hsg Earthquake
          Rehab Proj Ser A (AMT) (FNMA Collateralized)....  5.700    12/01/27       2,173,646
   170    Los Angeles, CA Single Family Home Mtg Rev Pgm
          Ser A (AMT) (GNMA Collateralized)...............  6.875    06/01/25         170,350
 1,000    Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)...  5.250    07/01/20       1,062,240
 1,000    Los Angeles, CA Wtr & Pwr Rev Sys Ser A (MBIA
          Insd)...........................................  5.375    07/01/18       1,064,360
 1,190    Lynwood, CA Util Auth Enterp Rev (FSA Insd)
          (a).............................................  5.000    06/01/25       1,228,651
 3,650    Manhattan Beach, CA Uni Sch Dist Cap Apprec Ser
          B (FGIC Insd)...................................   *       09/01/22       1,654,727
 2,000    Mendocino Cnty, CA Ctf Partn Cnty Pub Fac Corp
          (MBIA Insd).....................................  5.250    06/01/30       2,091,120
 3,400    Metropolitan Wtr Dist Southn CA Auth Ser B2
          (FGIC Insd).....................................  5.000    10/01/26       3,515,940
 3,720    Midpeninsula Regl Open Space Dist CA Fin Auth
          Rev (AMBAC Insd) (a)............................   *       08/01/27       1,051,793

See Notes to Financial Statements                                             13

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$3,240    Midpeninsula Regl Open Space Dist CA Fin Auth
          Rev Cap Apprec Second Issue (AMBAC Insd)........   *       08/01/26   $     974,722
 1,710    Modesto, CA Irr Dist Ctf Partn Cap Impts Ser A
          (FSA Insd)......................................  5.250%   07/01/17       1,815,233
 2,500    Modesto, CA Spl Tax Cmnty Fac Dist No 04 1 Vlg
          2...............................................  5.150    09/01/36       2,491,825
 2,000    Montclair, CA Redev Agy Mobile Home Pk Rev
          Hacienda Mobile Home Pk Proj....................  6.000    11/15/22       2,097,260
 3,180    Mount Diablo, CA Uni Sch Dist (FSA Insd)........  5.000    08/01/26       3,269,167
 1,110    Mountain View Los Altos, CA Uni High Sch Dist
          Cap Apprec Ser D (FSA Insd) (a).................   *       08/01/24         457,653
 1,730    National City, CA Cmnty Dev Commn Tax Alloc
          National City Redev Proj Ser A (AMBAC Insd)
          (a).............................................  5.500    08/01/32       1,864,559
 1,670    National City, CA Cmnty Dev Commn Tax Alloc
          Redev Proj Ser B Rfdg (AMBAC Insd) (a)..........  5.000    08/01/25       1,727,949
 1,000    National City, CA Cmnty Dev Commn Tax Alloc
          Redev Proj Ser B Rfdg (AMBAC Insd)..............  5.250    08/01/32       1,056,910
 2,000    Needles, CA Pub Util Auth Util Sys Acquisition
          Proj Ser A......................................  6.500    02/01/22       2,072,800
 1,500    Norco, CA Spl Tax Cmnty Fac Dist No 97-1 Rfdg
          (Asset Gty Insd)................................  4.875    10/01/30       1,505,565
 1,225    Novato, CA Uni Sch Dist (FSA Insd)..............  5.000    08/01/28       1,266,344
 1,000    Oakland, CA Uni Sch Dist Alameda Cnty (FSA
          Insd)...........................................  5.000    08/01/17       1,030,300
   995    Oceanside, CA Cmnty Fac No 2001-1 Morro Hills
          Dev.............................................  5.500    09/01/34       1,017,288
 3,000    Oxnard, CA Harbor Dist Rev Ser B................  6.000    08/01/24       3,224,820
 2,500    Oxnard, CA Spl Tax Cmnty Fac Dist No 3
          Seabridge.......................................  5.000    09/01/35       2,456,400
 1,000    Oxnard, CA Uni High Sch Dist Ser A Rfdg (MBIA
          Insd)...........................................  6.200    08/01/30       1,152,430
 1,965    Pacifica, CA Wastewtr Rev Rfdg (AMBAC Insd)
          (a).............................................  5.250    10/01/22       2,094,985
 1,230    Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area
          No 2 Ser A Rfdg (MBIA Insd) (a).................  5.000    08/01/21       1,277,539
   250    Palm Springs, CA Arpt Sub Palm Springs Intl Arpt
          Rfdg (AMT) (d)..................................  5.450    07/01/20         250,657
   530    Palm Springs, CA Arpt Sub Palm Springs Intl Arpt
          Rfdg (AMT) (d)..................................  5.550    07/01/28         530,811
   520    Pasadena, CA Spl Tax Cmnty Fac Dist No 1 Civic
          Ctr West (Escrowed to Maturity).................   *       12/01/07         480,350
 4,350    Perris, CA Pub Fin Auth Rev Tax Alloc (d).......  5.350    10/01/36       4,358,265
 1,040    Perris, CA Pub Fin Auth Rev Tax Alloc Ser A
          (MBIA Insd) (a).................................  5.000    10/01/24       1,077,201
 1,000    Perris, CA Pub Fin Auth Rev Tax Alloc Ser A
          (MBIA Insd).....................................  5.000    10/01/31       1,027,290
 1,000    Pico Rivera, CA Wtr Auth Rev Wtr Sys Proj Ser A
          (MBIA Insd).....................................  5.500    05/01/19       1,107,760
 1,375    Pittsburg, CA Redev Agy Tax Alloc Los Medanos
          Cmnty Dev Proj (AMBAC Insd).....................   *       08/01/26         508,613

 14                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$1,000    Pomona, CA Ctf Part Mission Promenade Proj Ser
          AE (AMBAC Insd).................................  5.375%   10/01/32   $   1,049,680
 3,350    Port Oakland, CA Port Rev Ser G (AMT) (MBIA
          Insd)...........................................  5.375    11/01/25       3,472,711
 3,000    Port Oakland, CA Ser N Rfdg (AMT) (MBIA Insd)...  5.000    11/01/22       3,072,750
 1,000    Poway, CA Redev Agy Tax Alloc Paguay Redev Proj
          Ser A (MBIA Insd)...............................  5.000    06/15/33       1,023,110
 2,500    Poway, CA Uni Sch Dist Spl Tax Cmnty Fac Dist
          6-4 S Ranch.....................................  5.125    09/01/35       2,500,750
 2,000    Rancho Cordova Cmnty Fac Dist CA Spl Tax No
          2003-1 Sunridge Anatolia........................  6.000    09/01/24       2,058,880
 1,000    Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho
          Redev Proj (FSA Insd)...........................  5.250    09/01/20       1,048,370
 2,540    Rancho Mirage, CA Redev Agy Tax Alloc Redev Plan
          1984 Proj Ser A-E (MBIA Insd)...................  5.250    04/01/33       2,642,718
 1,220    Rancho Mirage, CA Redev Agy Tax Redev Plan 1984
          Proj Ser A 1 (MBIA Insd)........................  5.000    04/01/26       1,250,415
 3,800    Redlands, CA Redev Agy Tax Alloc Redev Proj Ser
          A Rfdg (MBIA Insd)..............................  4.750    08/01/21       3,839,862
 1,000    Redondo Beach, CA Pub Fin Auth Rev South Bay Ctr
          Redev Proj......................................  7.000    07/01/16       1,023,470
 4,000    Redwood City, CA Sch Dist (FGIC Insd)...........  5.000    07/15/23       4,149,480
 3,000    Redwood City, CA Sch Dist (FGIC Insd)...........  5.000    07/15/27       3,074,280
   900    Richmond, CA Rev YMCA East Bay Proj Rfdg........  7.250    06/01/17         919,728
 1,960    Riverside Cnty, CA Ctf Partn Cap Impt Family Law
          Ser A Rfdg (FGIC Insd) (a)......................  5.000    11/01/23       2,034,362
 2,045    Riverside Cnty, CA Ctf Partn Cap Impt Family Law
          Ser A Rfdg (FGIC Insd) (a)......................  5.000    11/01/24       2,119,377
 1,505    Riverside Cnty, CA Ctf Partn Historic Ct Hse Ser
          B Rfdg (FGIC Insd) (a)..........................  5.000    11/01/23       1,562,100
 1,615    Riverside Cnty, CA Ctf Partn Historic Ct Hse Ser
          B Rfdg (FGIC Insd) (a)..........................  5.000    11/01/24       1,673,738
 1,740    Riverside Cnty, CA Ctf Partn Historic Ct Hse Ser
          B Rfdg (FGIC Insd) (a)..........................  5.000    11/01/25       1,800,569
 1,650    Roseville, CA Jt Uni High Sch Dist Ser B (FGIC
          Insd)...........................................   *       06/01/20         819,110
 3,750    Sacramento Cnty, CA City Fin Auth Rev Cap Impt
          (AMBAC Insd)....................................  5.000    12/01/33       3,846,263
 1,000    Sacramento Cnty, CA City Fin Auth Rev Tax Alloc
          Ser A (FGIC Insd)...............................  5.000    12/01/34       1,026,480
 2,000    Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser
          A Rfdg (AMBAC Insd).............................  5.500    12/01/16       2,217,660
 1,000    Salinas Vly, CA Solid Waste Auth Rev (AMT)
          (AMBAC Insd)....................................  5.250    08/01/27       1,033,550
 2,000    Salinas Vly, CA Solid Waste Auth Rev (AMT)
          (AMBAC Insd)....................................  5.250    08/01/31       2,061,620

See Notes to Financial Statements                                             15

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$2,000    San Bernardino, CA Jt Pwr Fin Auth Ctf Partn
          (MBIA Insd).....................................  5.500%   09/01/20   $   2,137,780
 2,500    San Bernardino, CA Redev Agy Tax Alloc San
          Sevaine Redev Proj Ser A (Prerefunded @
          09/01/09).......................................  7.000    09/01/24       2,777,800
 1,830    San Diego Cnty, CA Ctf Partn Edgemoor Proj &
          Regl Sys Rfdg (AMBAC Insd)......................  5.000    02/01/25       1,889,475
   955    San Diego, CA Hsg Auth Multi-Family Hsg Rev Mtg
          Bkd Sec Pgm Ser C (AMT) (GNMA Collateralized)...  5.000    07/20/18         970,796
 1,000    San Diego, CA Pub Fac Fin Auth Swr Rev (FGIC
          Insd)...........................................  5.000    05/15/20       1,005,900
 2,500    San Diego, CA Redev Agy Centre City Redev Proj
          Ser A...........................................  6.400    09/01/25       2,620,950
 1,000    San Diego, CA Uni Port Dist Ser B (MBIA Insd)...  5.000    09/01/24       1,035,450
 1,000    San Dimas, CA Redev Agy Tax Alloc Creative
          Growth Ser A (FSA Insd).........................  5.000    09/01/16       1,046,750
 1,185    San Francisco, CA City & Cnty Arpt Commn Intl
          Arpt Rev Second Ser Issue 15B (MBIA Insd).......  4.800    05/01/17       1,205,761
 1,660    San Francisco, CA City & Cnty Arpt Commn Intl
          Arpt Rev Spl Fac Lease Ser A (AMT) (FSA Insd)...  6.125    01/01/27       1,750,752
 2,000    San Francisco, CA City & Cnty Arpt Commn Intl
          Arpt Second Ser 27A Rfdg (AMT) (MBIA Insd)......  5.250    05/01/26       2,057,100
 3,000    San Francisco, CA City & Cnty Arpt Commn Intl
          Arpt Second Ser 27A Rfdg (AMT) (MBIA Insd)......  5.250    05/01/31       3,068,160
   275    San Francisco, CA City & Cnty Redev Agy Lease
          Rev George Moscone (XLCA Insd)..................   *       07/01/12         214,429
 1,630    San Francisco, CA City & Cnty Redev Agy Lease
          Rev George Moscone (XLCA Insd)..................   *       07/01/14       1,146,575
 8,000    San Jose, CA Fin Auth Lease Rev Convention Ctr
          Proj Ser F Rfdg (MBIA Insd).....................  5.000    09/01/17       8,367,200
 1,600    San Leandro, CA Ctf Partn Lib & Fire Stations
          Fin (AMBAC Insd)................................  5.700    11/01/20       1,725,136
 2,000    San Leandro, CA Ctf Partn Lib & Fire Stations
          Fin (AMBAC Insd)................................  5.750    11/01/29       2,155,840
 2,500    San Marcos, CA Pub Fac Auth Rev Rols RR II R 514
          (Acquired 02/10/06, Cost $2,775,050) (Inverse
          Fltg) (AMBAC Insd) (e)..........................  6.089    10/01/31       2,670,275
 1,000    San Marcos, CA Pub Fac Auth Rev Sub Tax Incrmnt
          Proj Area No 3 Ser A (Prerefunded @ 10/01/10)...  6.750    10/01/30       1,138,430
   500    San Marcos, CA Pub Fac Auth Tax Alloc Rev Proj
          Areas No 2 & 3 Fin Proj Ser C (AMBAC Insd)......  5.000    08/01/20         522,385
   595    San Marcos, CA Pub Fac Auth Tax Alloc Rev Proj
          Areas No 2 & 3 Fin Proj Ser C (AMBAC Insd)......  4.750    08/01/24         600,063
 2,000    Sanger, CA Uni Sch Dist Rfdg (MBIA Insd)........  5.600    08/01/23       2,286,620
 1,350    Santa Ana, CA Uni Sch Dist (MBIA Insd) (a)......  5.375    08/01/21       1,442,948
 4,820    Santa Ana, CA Uni Sch Dist (MBIA Insd)..........  5.375    08/01/27       5,130,649

 16                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$1,000    Santa Ana, CA Uni Sch Dist Ctf Partn Cap Apprec
          Fin Proj (FSA Insd).............................   *       04/01/36   $     211,710
   700    Santa Ana, CA Uni Sch Dist Spl Tax Cmnty Fac
          Dist No 2004-1..................................  5.050%   09/01/30         700,728
 4,200    Semitropic Impt Dist Semitropic Wtr Storage Dist
          CA Wtr Ser A (XLCA Insd)........................  5.125    12/01/35       4,353,342
 1,220    Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon
          & West End Proj Rfdg (FGIC Insd) (a)............  5.250    09/01/20       1,291,846
 1,285    Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon
          & West End Proj Rfdg (FGIC Insd) (a)............  5.250    09/01/21       1,359,838
 1,350    Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon
          & West End Proj Rfdg (FGIC Insd) (a)............  5.250    09/01/22       1,429,502
 3,305    South Orange Cnty, CA Pub Fin Auth Reassmt Rev
          (FSA Insd)......................................  5.800    09/02/18       3,542,960
 1,640    South Tahoe, CA Jt Pwr Fin Auth Rev Tahoe Redev
          Proj Area 1-A Rfdg (FSA Insd)...................  5.000    10/01/29       1,684,756
 2,250    South Tahoe, CA Jt Pwr Fin Redev Proj Area No 1
          Ser A (AMBAC Insd)..............................  5.000    10/01/28       2,324,205
 5,000    Southern CA Pub Pwr Auth Pwr Proj Rev
          Multi-Projs.....................................  6.750    07/01/12       5,685,350
   915    Stanton, CA Multi-Family Rev Hsg Contl Garden
          Apts (AMT) (FNMA Collateralized)................  5.625    08/01/29         945,634
 2,745    State Center, CA Cmnty Election 2002 Ser A (MBIA
          Insd)...........................................  5.500    08/01/28       2,980,686
 1,300    Taft, CA City Elem Sch Dist Ser A (MBIA Insd)
          (a).............................................   *       08/01/22         591,734
 1,605    Tehachapi, CA Redev Agy Tax Alloc Tehachapi
          Redev Proj (Radian Insd)........................  5.250    12/01/35       1,671,287
10,000    Tobacco Sec Auth Northn CA Tob Settlement Rev
          Asset Bkd Bd Ser A-1............................  5.375    06/01/38      10,071,000
10,800    Tobacco Sec Auth Northn CA Tob Settlement Rev
          Asset Bkd Bd Ser A-1............................  5.500    06/01/45      10,926,468
 4,000    University of CA Ctf Part San Diego Campus Proj
          Ser A...........................................  5.250    01/01/32       4,132,200
10,000    University of CA Rev Hosp UCLA Med Ctr Ser A
          (AMBAC Insd)....................................  5.250    05/15/30      10,494,600
 1,000    University of CA Rev Multi Purp Proj Ser M (FGIC
          Insd)...........................................  5.125    09/01/17       1,048,120
 1,000    University of CA Rev Resh Fac Ser E (AMBAC
          Insd)...........................................  5.000    09/01/19       1,040,270
 2,200    Ventura Cnty, CA Cmnty College Ser A (MBIA
          Insd)...........................................  5.500    08/01/23       2,381,742
 1,660    Ventura Cnty, CA Ctf Partn Pub Fin Auth Ser I
          (FSA Insd)......................................  5.250    08/15/15       1,738,037
 1,000    Vista, CA Mobile Home Pk Rev Estrella De Oro
          Mobile Home Ser A (Prerefunded @ 02/01/25)......  5.875    02/01/28       1,056,260

See Notes to Financial Statements                                             17

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$1,000    Vista, CA Uni Sch Dist Ser A (FSA Insd).........  5.000%   08/01/23   $   1,037,430
 2,000    Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg
          (XLCA Insd).....................................  5.000    03/01/25       2,064,060
                                                                                -------------
                                                                                  532,728,985
                                                                                -------------
          PUERTO RICO  3.6%
 2,500    Childrens Tr Fd PR Tob Settlement Rev Asset Bkd
          Bd..............................................  5.625    05/15/43       2,568,150
 5,000    Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser
          Y Rfdg (FSA Insd)...............................  6.250    07/01/21       6,031,350
 4,000    Puerto Rico Elec Pwr Auth Pwr Rev Ser II (XLCA
          Insd)...........................................  5.375    07/01/17       4,314,560
                                                                                -------------
                                                                                   12,914,060
                                                                                -------------
          U. S. VIRGIN ISLANDS  1.8%
 3,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
          Ln Nt Ser A.....................................  6.375    10/01/19       3,287,100
 2,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
          Ln Nt Ser A.....................................  6.500    10/01/24       2,193,760
 1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
          Ln Nt Ser A (ACA Insd)..........................  6.125    10/01/29       1,084,440
                                                                                -------------
                                                                                    6,565,300
                                                                                -------------
TOTAL LONG-TERM INVESTMENTS  155.8%
  (Cost $529,378,927)........................................................     552,208,345
SHORT-TERM INVESTMENT  0.7%
  (Cost $2,500,000)..........................................................       2,500,000
                                                                                -------------

TOTAL INVESTMENTS  156.5%
  (Cost $531,878,927)........................................................     554,708,345
LIABILITIES IN EXCESS OF OTHER ASSETS  (5.7%)................................        (147,781)
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (50.8%)..................    (200,247,397)
                                                                                -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...............................   $ 354,313,167
                                                                                =============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) The Trust owns 100% of the outstanding bond issuance.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) All or a portion of this security has been physically segregated in connection with open futures contracts.

 18                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

(d) Securities purchased on a when-issued or delayed delivery basis.

(e) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. The restricted security comprises 0.8% of net assets applicable to common shares.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

Asset Gty--Asset Guaranty Insurance Co.

CA MTG--California Mortgage Insurance

CIFG--CDC IXIS Financial Guaranty

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FNMA--Federal National Mortgage Association

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF APRIL 30, 2006:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures June 2006
  (Current Notional Value of $104,156)......................     298          $94,214
                                                                 ===          =======

SWAP AGREEMENTS OUTSTANDING AS OF APRIL 30, 2006:

INTEREST RATE SWAPS

                                               PAY/
                                             RECEIVE                          NOTIONAL    UNREALIZED
                                             FLOATING   FIXED    EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY            FLOATING RATE INDEX    RATE      RATE       DATE       (000)     DEPRECIATION
JP Morgan Chase Bank,
  N.A. ...............  USD-BMA Municipal
                        Swap Index           Receive    4.375%    07/11/26     $7,510       $ 7,665
JP Morgan Chase Bank,
  N.A. ...............  USD-BMA Municipal
                        Swap Index           Receive    4.137     06/28/26      2,200        63,697
                                                                                         -------------
                                                                                            $71,362
                                                                                         =============

See Notes to Financial Statements                                             19

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2006 (Unaudited)

ASSETS:
Total Investments (Cost $531,878,927).......................  $554,708,345
Cash........................................................       122,277
Receivables:
  Interest..................................................     7,715,905
  Investments Sold..........................................       295,000
Swap Contracts..............................................        71,362
Other.......................................................         4,706
                                                              ------------
    Total Assets............................................   562,917,595
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     6,758,624
  Investment Advisory Fee...................................       251,122
  Income Distributions--Common Shares.......................        84,305
  Variation Margin on Futures...............................        46,562
  Other Affiliates..........................................         9,297
Trustees' Deferred Compensation and Retirement Plans........     1,125,750
Accrued Expenses............................................        81,371
                                                              ------------
    Total Liabilities.......................................     8,357,031
Preferred Shares (including accrued distributions)..........   200,247,397
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $354,313,167
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($354,313,167 divided by
  21,909,989 shares outstanding)............................  $      16.17
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 21,909,989 shares issued and
  outstanding)..............................................  $    219,100
Paid in Surplus.............................................   329,888,117
Net Unrealized Appreciation.................................    22,994,994
Accumulated Net Realized Gain...............................     1,305,151
Accumulated Undistributed Net Investment Income.............       (94,195)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $354,313,167
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 8,000 issued with liquidation preference of
  $25,000 per share)........................................  $200,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $554,313,167
                                                              ============

 20                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $13,919,135
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,501,742
Preferred Share Maintenance.................................      272,864
Trustees' Fees and Related Expenses.........................       72,967
Legal.......................................................       36,735
Custody.....................................................       27,589
Other.......................................................      216,856
                                                              -----------
    Total Expenses..........................................    2,128,753
                                                              -----------
NET INVESTMENT INCOME.......................................  $11,790,382
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 2,138,030
  Futures...................................................     (254,745)
                                                              -----------
Net Realized Gain...........................................    1,883,285
                                                              -----------
Unrealized Appreciation/Depreciation During the Period:
  Investments...............................................   (3,327,888)
  Futures...................................................     (484,539)
  Swap Contracts............................................       71,362
                                                              -----------
Net Unrealized Depreciation During the Period...............   (3,741,065)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(1,857,780)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(2,994,516)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 6,938,086
                                                              ===========

See Notes to Financial Statements                                             21

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2006     OCTOBER 31, 2005
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $ 11,790,382        $ 10,173,880
Net Realized Gain.......................................       1,883,285           3,888,865
Net Unrealized Depreciation During the Period...........      (3,741,065)        (10,594,853)
Distributions to Preferred Shareholders:
  Net Investment Income.................................      (2,231,789)         (1,791,481)
  Net Realized Gain.....................................        (762,727)            (38,648)
                                                            ------------        ------------

Change in Net Assets Applicable to Common Shares from
  Operations............................................       6,938,086           1,637,763

Distributions to Common Shareholders:
  Net Investment Income.................................      (9,705,262)         (8,974,894)
  Net Realized Gain.....................................      (3,667,732)           (524,522)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................      (6,434,908)         (7,861,653)

FROM CAPITAL TRANSACTIONS:
Proceeds from Common Shares Acquired Through Merger.....      31,694,766         234,479,859
                                                            ------------        ------------
TOTAL INCREASE IN NET ASSETS APPLICABLE TO COMMON
  SHARES................................................      25,259,858         226,618,206
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     329,053,309         102,435,103
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $(94,195) and $(26,703),
  respectively).........................................    $354,313,167        $329,053,309
                                                            ============        ============

 22                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                       SIX MONTHS
                                                         ENDED                   YEAR ENDED OCTOBER 31,
                                                       APRIL 30,    ------------------------------------------------
                                                          2006       2005      2004      2003     2002 (f)    2001
                                                       -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD..............  $ 16.47     $ 16.95   $ 16.84   $ 17.02   $ 17.02    $ 15.92
                                                        -------     -------   -------   -------   -------    -------
 Net Investment Income................................      .55(a)     1.04      1.07      1.12      1.17       1.16
 Net Realized and Unrealized Gain/Loss................     (.10)       (.30)      .54       .03      (.05)      1.15
 Common Share Equivalent of Distributions Paid to
 Preferred Shareholders:
   Net Investment Income..............................     (.10)       (.18)     (.08)     (.09)     (.13)      (.31)
   Net Realized Gain..................................     (.03)       (.01)     (.03)      -0-       -0-        -0-*
                                                        -------     -------   -------   -------   -------    -------
Total from Investment Operations......................      .32         .55      1.50      1.00       .99       2.00
Distributions Paid to Common Shareholders:
   Net Investment Income..............................     (.45)       (.94)    (1.03)    (1.11)     (.99)      (.90)
   Net Realized Gain..................................     (.17)       (.09)     (.36)     (.07)      -0-        -0-
                                                        -------     -------   -------   -------   -------    -------
NET ASSET VALUE, END OF THE PERIOD....................  $ 16.17     $ 16.47   $ 16.95   $ 16.84   $ 17.02    $ 17.02
                                                        =======     =======   =======   =======   =======    =======

Common Share Market Price at End of the Period........  $ 15.50     $ 14.81   $ 15.50   $ 16.67   $ 16.16    $ 15.92
Total Return (b)......................................    8.94%**     2.25%     1.32%    10.83%     7.95%     22.12%
Net Assets Applicable to Common Shares at End of the
 Period (In millions).................................  $ 354.3     $ 329.1   $ 102.4   $ 101.6   $ 102.6    $ 102.6
Ratio of Expenses to Average Net Assets Applicable to
 Common Shares (c)....................................    1.21%       1.34%     1.42%     1.43%     1.49%      1.71%
Ratio of Net Investment Income to Average Net Assets
 Applicable to Common Shares (c)......................    6.71%       6.34%     6.40%     6.56%     7.00%      7.08%
Portfolio Turnover....................................      16%**       30%       11%       25%       21%        10%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
 Preferred Shares (c).................................     .78%        .86%      .89%      .90%      .93%      1.06%
Ratio of Net Investment Income to Average Net Assets
 Applicable to Common Shares (d)......................    5.44%       5.22%     5.94%     6.04%     6.23%      5.19%

SENIOR SECURITIES:
Total Preferred Shares Outstanding....................    8,000       7,200     2,400     2,400     2,400      2,400
Asset Coverage Per Preferred Share (e)................  $69,320     $70,713   $67,686   $67,320   $67,759    $67,765
Involuntary Liquidating Preference Per Preferred
 Share................................................  $25,000     $25,000   $25,000   $25,000   $25,000    $25,000
Average Market Value Per Preferred Share..............  $25,000     $25,000   $25,000   $25,000   $25,000    $25,000

*   Amount is less than $.01.

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) Ratios do not reflect the effect of the dividend payments to preferred shareholders.

(d) Ratios reflect the effect of the dividend payments to preferred shareholders.

(e) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(f) As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares by .05%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements                                             23

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen California Value Municipal Income Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal and California income taxes, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of California municipal obligations rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on April 30, 1993.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2006, the Trust had $6,758,624 of when-issued or delayed delivery purchase commitment.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

    At April 30, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:


Cost of investments for tax purposes........................  $531,526,102
                                                              ============
Gross tax unrealized appreciation...........................  $ 24,117,953
Gross tax unrealized depreciation...........................      (935,710)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 23,182,243
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2005 was as follows:


Distributions paid from:
  Ordinary income...........................................  $    71,697
  Tax-exempt income.........................................   10,570,448
  Long-term capital gain....................................      563,170
                                                              -----------
                                                              $11,205,315
                                                              ===========

    As of October 31, 2005, the components of distributable earnings on a tax basis was as follows:


Undistributed ordinary income...............................  $  403,599
Undistributed tax-exempt income.............................     483,704
Undistributed long-term capital gain........................   4,037,656

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust.

    For the six months ended April 30, 2006, the Trust recognized expenses of approximately $13,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2006, the Trust recognized expenses of approximately $39,800, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2006 and for the year ended October 31, 2005, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2006     OCTOBER 31, 2005
Beginning Shares........................................     19,982,083           6,043,220
Shares Issued Through Merger............................      1,927,906          13,938,863
                                                             ----------          ----------
Ending Shares...........................................     21,909,989          19,982,083
                                                             ==========          ==========

    On December 2, 2005 the Trust acquired all of the assets and liabilities of the Van Kampen California Municipal Trust (ticker symbol VKC) through a tax free reorganization approved by VKC shareholders on November 22, 2005. The Trust issued 1,927,906 common shares and 800 Auction Preferred Shares (APS) valued at $31,694,766 and $20,000,000, respectively, in exchange for VKC's net assets. The shares of VKC were converted into Trust shares at a ratio of 0.591825 to 1 and 1 to 1, for common shares and APS, respectively. Net unrealized appreciation of VKC as of December 2, 2005 was $2,487,297. The Trust assumed VKC's book to tax accretion differences, which resulted in a $79,177 increase to accumulated undistributed net investment income and a corresponding decrease to net unrealized appreciation. Combined net assets applicable to common shares on the day of the reorganization were $360,253,217, and net assets including preferred shares were $560,253,217.

    On July 29, 2005 the Trust acquired all of the assets and liabilities of Van Kampen Trust for Investment Grade California (ticker symbol VIC) and Van Kampen California Quality Municipal Income Trust (ticker symbol VQC) through a tax free reorganization approved by VIC and VQC shareholders on July 22, 2005. The Trust issued 13,938,863 common shares with a net asset value of $234,479,859 and 4,800 APS with a liquidation value of $120,000,000 in exchange for VIC and VQC net assets. The shares of VIC were converted into Trust shares at a ratio of
0.958305 to 1 and 1 to 1, for common shares and APS, respectively. The shares of VQC were converted into Trust shares at a ratio of 0.976400 to 1 and 1 to 1, for common shares and APS, respectively. Net unrealized appreciation of VIC as of July 29, 2005 was $6,936,810. Net unrealized appreciation of VQC as of July 29, 2005 was $15,801,204. The Trust assumed VIC's and VQC's book to tax accretion differences, which resulted in a $287,478 increase to accumulated undistributed net investment income and a corresponding decrease to net unrealized appreciation. Combined net assets applicable

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

to common shares on the day of the reorganization were $156,139,159 and combined net assets including preferred shares were $336,139,159, which included a deferred compensation and retirement plan balance of $498,498 and gains or losses of $67,394 recognized for tax purposes on open futures transactions at merger date of July 29, 2005.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $89,639,047 and $100,995,024, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the different types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an arrangement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

    Transactions in futures contracts for the six months ended April 30, 2006, were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2005.............................      784
Futures Opened..............................................    2,379
Futures Closed..............................................   (2,865)
                                                               ------
Outstanding at April 30, 2006...............................      298
                                                               ======

B. INTEREST RATE SWAPS The Trust may enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other paying a variable rate. The Trust will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Trust receiving or paying, as the case may be, only the net amount of the two payments. The Trust accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within unrealized appreciation/ depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. If there is a default by the counterparty, the Trust will have contractual remedies pursuant to the agreements related to the transaction.

C. INDEXED SECURITY An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio. These instruments are identified in the portfolio of investments.

6. PREFERRED SHARES

As of April 30, 2006, the Trust has outstanding 8,000 APS. Series A contains 2,400 shares, Series B contains 3,000 shares, Series C contains 1,800 shares, and Series D contains 800 shares. Dividends are cumulative and the dividend rates are generally reset every 7 days for Series A, while Series B, Series C and Series D are generally reset every 28 days through an auction process. The average rate in effect on April 30, 2006 was 3.302%. During the six months ended April 30, 2006, the rates ranged from 2.000% to 4.750%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A
c/o Computershare Investor Services
P.O. Box 43010
Providence, Rhode Island 02940-3010

LEGAL COUNSEL

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

RESULTS OF SHAREHOLDER VOTES

The Annual Meeting of the Shareholders of the Trust was adjourned from October 28, 2005 to November 22, 2005, where shareholders voted on the election of trustees.

With regard to the election of the following trustee by the preferred shareholders of the Trust:

                                                                      # OF SHARES
                                                              ----------------------------
                                                              IN FAVOR            WITHHELD
------------------------------------------------------------------------------------------
Hugo F. Sonnenschein........................................   4,547                 -0-

The other trustees of the Trust whose terms did not expire in November 2005 are David C. Arch, Jerry D. Choate, Rod Dammeyer, Linda Hutton Heagy, R. Craig Kennedy, Howard J Kerr, Jack E. Nelson, Wayne W. Whalen and Suzanne H. Woolsey.

  Van Kampen California Value Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen California Value Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen California Value Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  VCV SAR 6/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-01538P-Y04/06

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics -- Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen California Value Municipal Income Trust

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 20, 2006

By:  /s/ Phillip G. Goff
    --------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: June 20, 2006